Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of January 2015

Collection Period	Jan-15	30/360 Days	30	Collection Period Start	1-Jan-15
Distribution Date	17-Feb-15	Actual/360 Days	33	Collection Period End	31-Jan-15
				Prior Month Settlement Date	15-Jan-15
				Current Month Settlement Date	17-Feb-15

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,330,906,953.89	177,701,880.54	161,828,362.88	0.124284
Yield Supplement Overcollaterization		28,823,603.60	1,310,931.47	1,132,379.91
Total Adjusted Portfolio		1,302,083,350.29	176,390,949.07	160,695,982.97
Total Adjusted Securities		1,302,083,350.29	176,390,949.07	160,695,982.97	0.123415
Class A-1 Notes	0.40817%	293,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.74000%	487,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.95000%	370,000,000.00	24,307,598.78	8,612,632.68	0.023277
Class A-4 Notes	1.24000%	100,000,000.00	100,000,000.00	100,000,000.00	1.000000
Certificates	0.00000%	52,083,350.29	52,083,350.29	52,083,350.29	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	15,694,966.10	19,243.52	42.4188273	0.0520095
Class A-4 Notes	0.00	103,333.33	-	1.0333333
Certificates	0.00	0.00	-	-
Total Securities	15,694,966.10	122,576.85

I. COLLECTIONS

Interest:
Interest Collections		378,978.58
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		378,978.58

Principal:
Principal Collections		15,776,980.51
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		15,776,980.51

Recoveries of Defaulted Receivables		142,485.78
Servicer Advances		0.00

Total Collections		16,298,444.87

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	31,833	176,390,949.07
Total Principal Payment		15,694,966.10
	30,452	160,695,982.97

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of January 2015

III. DISTRIBUTIONS

Total Collections	16,298,444.87
Reserve Account Draw	0.00
Total Available for Distribution	16,298,444.87

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	148,084.90
Servicing Fee Paid	148,084.90
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	19,243.52

Class A-3 Notes Monthly Interest Paid	19,243.52
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	103,333.33

Class A-4 Notes Monthly Interest Paid	103,333.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of January 2015

Total Note Monthly Interest
Total Note Monthly Interest Due	122,576.85
Total Note Monthly Interest Paid	122,576.85
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	16,027,783.12

4. Total Monthly Principal Paid on the Notes	15,694,966.10

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	15,694,966.10
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	332,817.02
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	332,817.02

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,255,208.38
Required Reserve Account Amount	3,255,208.38
Beginning Reserve Account Balance	3,255,208.38
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,255,208.38

Required Reserve Account Amount for Next Period	3,255,208.38

VI. POOL STATISTICS

Weighted Average Coupon	2.53%
Weighted Average Remaining Maturity	18.19

Principal Recoveries of Defaulted Receivables	142,485.78
Principal on Defaulted Receivables	96,537.15
Pool Balance at Beginning of Collection Period	177,701,880.54
Net Loss Ratio	-0.31%

Net Loss Ratio for Second Preceding Collection Period	-0.04%
Net Loss Ratio for Preceding Collection Period	-0.33%
Net Loss Ratio for Current Collection Period	-0.31%
Average Net Loss Ratio	-0.23%

Cumulative Net Losses for all Periods	5,560,419.98

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of January 2015

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,322,479.25	346
61-90 Days Delinquent	530,271.97	89
91-120 Days Delinquent	66,860.97	15
Total Delinquent Receivables:	2,919,612.19	450
61+ Days Delinquencies as Percentage of Receivables	0.37%	0.34%

Delinquency Ratio for Second Preceding Collection Period		0.29%
Delinquency Ratio for Preceding Collection Period		0.32%
Delinquency Ratio for Current Collection Period		0.34%
Average Delinquency Ratio		0.32%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO